Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

9.     Income Taxes

The Company had no income tax expense for the years ended December 31, 2013 and 2012. Due to uncertainties surrounding the realization of its deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred income tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced by the estimated net realizable amounts.

The tax effect of temporary differences and net operating losses that give rise to components of deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2013	2012
Deferred income tax assets (liabilities):
Property and equipment	$(153,864)	$(54,443)
Deferred revenue	40,564	246,740
Accrued expenses	223,022	288,338
Share based compensation related	1,554,048	1,094,927
Other	208,266	546,636
Net operating loss carryforwards	23,089,111	19,816,443
	24,961,147	21,938,641
Less valuation allowance	(24,961,147)	(21,938,641)
	$-	$-

The Company had a cumulative federal net operating loss of approximately $60,000,000 as of December 31, 2013, which begins to expire in 2015. Under Sections 382 and 383 of the Internal Revenue Code, if an ownership change occurs with respect to a “loss corporation,” as defined, there are annual limitations on the amount of the net operating loss and other deductions which are available to the Company. The Company has not determined whether such an ownership change has occurred. However, given the equity transactions in which the Company has engaged, the Company believes that the use of the net operating losses shown as deferred tax assets will be significantly limited.

Management has evaluated the effect of guidance provided by GAAP regarding accounting for uncertainty in income taxes and determined the Company has no uncertain tax positions that could have a significant impact on its financial statements. The Company’s income tax returns after 2009 remain open for examination.